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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-0001140157


                             Pioneer Global High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  April 30


Date of reporting period:  November 1, 2002 through April 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                                     PIONEER
                                  ------------
                                     GLOBAL
                                   HIGH YIELD
                                      FUND

                                   Semiannual
                                     Report

                                     4/30/03

                                     [LOGO]

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                         1

Portfolio Summary                             2

Performance Update                            3

Portfolio Management Discussion               4

Schedule of Investments                       7

Financial Statements                         12

Notes to Financial Statements                16

Trustees, Officers and Service Providers     20

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 4/30/03
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

World events drove markets early this year. Uncertainty over war in Iraq brought steep declines in equities and a continued flight to bonds, especially government issues. Stocks rallied when the war began, sagged for a time, then rose modestly as the successful military campaign wound down.

Investors soon turned their attention to domestic concerns, not all of them tied to the war: sagging consumer confidence, rising unemployment made worse by call-ups of reservists and the uncertain outlook for corporate earnings. In addition, a long, harsh winter hampered economic activity, as did the high prices Americans were paying to power their cars, homes and businesses.

The Federal Reserve Board appears committed to keeping interest rates low to prevent the economy from slumping further. A weaker U.S. dollar may also act as a stimulus, as American export goods become more affordable for overseas buyers.

Independent research remains the key

Pioneer is not in the business of forecasting economic trends or predicting geopolitical events. Our focus remains, as it has for over 75 years, on intensive analysis of hundreds of companies to find the best values for our shareowners; this slow economic period has brought many valuations to what we believe are attractive levels. Our managers and analysts are concentrating on companies with demonstrably strong finances and positive prospects. Financially strong companies have greater potential to prosper when the economy eventually rights itself. Pioneer's fixed-income experts are also finding bonds, both here and overseas, that offer good current yields and the potential for higher prices.

Consult a trusted advisor

It's tempting to change course in turbulent times while world news dominates our consciousness. But timing the market - moving in and out with short-term factors
- can be costly in terms of lost opportunities; there's no predicting when a rebound might begin. You can temper that risk by relying on dispassionate professional advice. So invest the time it takes to meet with a trusted financial advisor who brings the dual advantages of knowledge and experience to the table.

All of us at Pioneer thank you for your continued business.

Respectfully,

/s/ John A. Carey

John A. Carey
Executive Vice President, Pioneer Investment Management, Inc.
Director of Portfolio Management U.S.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 4/30/03
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[Data below is represented by a pie chart in the original report]

           Corporate Bonds                                    66.4%
           Convertible Corporate Bonds                        17.3%
           Foreign Government Bonds                           15.8%
           Municipal Bonds                                     0.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

-------------------------------------------------------------------
 1   Republic of Columbia, 11.375%, 1/31/08                   3.92%
-------------------------------------------------------------------
 2   Freeport-McMoRan Copper & Gold, 10.125%, 2/1/10          3.41
-------------------------------------------------------------------
 3   NMHG Holding Co., 10.0%, 5/15/09                         3.37
-------------------------------------------------------------------
 4   Kinross Gold, 5.5%, 12/5/06                              3.19
-------------------------------------------------------------------
 5   Dominican Republic, 9.04%, 1/23/13                       3.17
-------------------------------------------------------------------
 6   BF Saul Real Estate Investment Trust, 9.75%, 4/1/08      3.17
-------------------------------------------------------------------
 7   Rogers Cantel, Inc., 10.5%, 6/1/06                       2.78
-------------------------------------------------------------------
 8   Huntsman ICI Chemicals LLC, 10.125%, 7/1/09              2.74
-------------------------------------------------------------------
 9   Chiquita Brands International, 10.56%, 3/15/09           2.73
-------------------------------------------------------------------
10   Xerox Corp., 8.0%, 2/1/27                                2.73
-------------------------------------------------------------------

This list excludes money market instruments. Fund holdings will vary for other periods.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/03                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 10/31/02    4/30/03
                          $8.56       $10.60

Distributions per Share   Income      Short-Term      Long-Term
(11/1/02 - 4/30/03)       Dividends   Capital Gains   Capital Gains
                          $0.509      $    -          $    -

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund at public offering price, compared to that of the Merrill Lynch (ML) Global High Yield & Emerging Markets Plus Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of April 30, 2003)

                   Net Asset    Public Offering
Period               Value          Price*
Life-of-Class
(8/27/01)           14.72%          11.65%
1 Year              19.08           13.70
--------------------------------------------------------------------------------

* Reflects deduction of the maximum 4.5% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

[Data below is represented by a mountain chart in the original report]

Value of $10,000+ Investment

                             ML Global
                             High Yield
                             & Emerging          Pioneer Global
                            Markets Plus           High Yield
                               Index                 Fund*

8/31/2001                     $10,000                $9,550
                               $9,591                $9,244
10/31/2002                     $9,429                $9,272
4/30/2003                     $12,292               $12,100

     The Fund's investment advisor, Pioneer Investment Management, Inc., reduced its management fee and subsidized other Fund expenses; otherwise, returns would have been lower.

+ Index comparison begins on 8/31/01. The ML Global High Yield & Emerging Markets Plus Index tracks the performance of the below- and border-line investment-grade global debt markets denominated in the major developed market currencies. The Index includes sovereign issuers rated BBB1 and lower along with corporate issuers rated BB1 and lower. There are no restrictions on issuer country of domicile. However, the bonds must be publicly issued in a developed market (i.e., investment-grade country). Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

     Past performance does not guarantee future results. Returns and principal value fluctuate and your shares, when redeemed, may be worth more or less than their original cost.

     The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/03
--------------------------------------------------------------------------------

Investors enjoyed soaring returns from high-yield markets throughout the world. These markets for lower-rated bonds were spurred by a significant interest rate cut by the U.S. Federal Reserve and improving conditions in Europe and in emerging markets. In the following discussion, Andrew D. Feltus, a member of the team managing Pioneer Global High Yield Fund, provides an update on the Fund, its investment strategies and the economic environment during the six-month period.

Q:   How did the Fund perform?

A: The Fund had extremely strong performance. For the six-month period ended April 30, 2003, the Fund's Class A shares had a total return of 30.50% at net asset value. During the same period, the Merrill Lynch Global High Yield and Emerging Markets Plus Index returned 30.36%. The Merrill Lynch High Yield Master Index, which reflects the performance only of the U.S. high-yield market, rose 22.21%.

Q:   What factors led to such strong performance?

A: Virtually all the markets in which we invested performed very well, underscoring the types of opportunities that can be offered by a global high-yield strategy. These markets had just finished a difficult period caused by rising geopolitical risks and sluggish economic growth throughout the world as well as corporate governance and accounting controversies in the United States. That challenging environment changed in November 2002, however, starting with the decision of the U.S. Federal Reserve to lower short-term interest rates by a surprising one-half of one percentage point. That helped inject new liquidity into credit markets, and high-yield bond prices began to recover. The relatively quick resolution of the war in Iraq later in the period added to the sense of increased confidence in corporate bond markets.

     Other factors contributed to growing confidence in overseas high-yield markets. In Europe, highly competitive yields and a strengthening currency combined to attract investors. In many instances, one could find a bond in Europe identical to a bond in the United States, but with a significant yield premium over the U.S. security. The European market, the world's fastest growing high-yield market, has emerged as an area where careful credit analysis can lead to the discovery of mispriced and undervalued bonds.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Emerging markets continued to recover during the period. One factor in the improving environment was the emergence of a new government in Brazil, an influential market that had been a concern earlier. Investors had worried that the new president would be ideologically anti-business. However, after he took office, President Lula Da Silva continued the previous administration's pro-market policies.

Q:   How did your strategies affect performance during the period?

A: As a global investment company specializing in independent analysis of different securities, Pioneer was able to find bonds of many good companies trading at extremely attractive prices. Our emphasis on foreign currencies and the U.S. high-yield market gave substantial support to performance during the period. We had slightly overweighted the euro, significantly overweighted the Canadian dollar, and also emphasized the South African rand. All three currencies gained significantly against the U.S. dollar. We also had emphasized domestic high-yield bonds over emerging market debt, based on our analysis of relative values. In addition, we found the bonds of many U.S. corporations trading at extremely attractive values, and they appreciated strongly over the period.

     Later in the period, we began to take advantage of the strong performance of many holdings to take profits and upgrade the overall credit quality of the portfolio. We looked for opportunities to move from riskier to less risky assets where valuations make sense. In addition, while we thought the U.S. dollar might continue to be weak relative to other currencies, we started to decrease our overweight positions in non-dollar currencies such as the euro and the South African rand. We also have reduced our holdings in Russian securities, which had been our largest emerging market position at the beginning of the period. Our Russian holdings had appreciated strongly during the period, and we saw less potential for future gains in those investments.

     Over the full six months, our regional allocations did not change significantly. On April 30, 2003, 63% of Fund assets were invested in the United States and Canada, 23% in emerging markets, and 14% in other foreign high-yield bonds, mostly in Europe.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/03                              (continued)
--------------------------------------------------------------------------------

Q:   What specific investments most significantly influenced Fund performance?

A: Our Russian investments turned in very favorable performance. The prices of Russian sovereign bonds rose from $76 to $90 (based on $100 price at face value). MTS, a Russian cell phone operator in the Moscow area, also performed well. In Canada, the bonds of Kinross Gold appreciated significantly, helped both by the rising price of gold and the strength of the Canadian dollar. Other significant non-U.S. investments that helped performance were the European bonds of Huntsman International and the securities of PTC Financial, a Polish cell phone company that is rapidly paying down debt.

     Among the better-performing U.S. investments were: Xerox, whose bonds gained after a new management team restructured the company's finances; Freeport-McMoRan, a copper and mining company with an extraordinarily productive mine property; Juniper Networks, the developer of equipment for communications networks; and Tesoro, a refiner that benefited both from higher energy prices and improving prospects of its customers in the chemical industry.

     Even in a very good performance period, we did have some disappointments, however. The bonds of Durango, a Mexican paper company, fell late in 2002 when inventory problems caused them to miss a December debt payment and later default on their outstanding debt. In the United States, Indianapolis Airport Facility Bonds fell when United Airlines, a major tenant at the airport, filed for bankruptcy and indicated it no longer planned to use a repair facility in Indianapolis.

Q:   What is your investment outlook?

A: Using our value-oriented discipline, we are continuing to find many opportunities. In Europe, for example, we have discovered a number of mispriced bonds that offer very strong performance potential. Looking at broad macroeconomic trends, we also believe the markets should be less volatile than they have been in recent months. As the general growth environment stabilizes, high-yield investments should stand to benefit. At the same time, returns from those investments are likely to be less impressive than they were over the past six months.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/03 (unaudited)
--------------------------------------------------------------------------------

  Principal
   Amount                                                         Value
               CONVERTIBLE CORPORATE BONDS - 17.3%
               Materials - 3.2%
               Precious Metals & Minerals - 3.2%
 $  40,000     Kinross Gold, 5.5%, 12/5/06                     $ 25,314
                                                               --------
               Total Materials                                 $ 25,314
                                                               --------
               Consumer Durables & Apparel - 1.7%
               Leisure Products - 1.7%
    15,000     Aristocrat Leisure, Ltd., 5.0%, 5/31/06         $ 13,519
                                                               --------
               Total Consumer Durables & Apparel               $ 13,519
                                                               --------
               Pharmaceuticals & Biotechnology - 5.2%
               Biotechnology - 1.0%
    10,000     Human Genome, 3.75%, 3/15/07                    $  7,712
                                                               --------
               Pharmaceuticals - 4.2%
    10,000     Cubist Pharmaceuticals, 5.5%, 11/1/08           $  7,113
    20,000     IVAX Corp., 4.5%, 5/15/08                         18,525
    10,000     Vertex Pharmaceuticals Inc., 5.0%, 9/19/07         8,137
                                                               --------
                                                               $ 33,775
                                                               --------
               Total Pharmaceuticals & Biotechnology           $ 41,487
                                                               --------
               Technology Hardware & Equipment - 3.3%
               Networking Equipment - 2.3%
    20,000     Juniper Networks Inc., 4.75%, 3/15/07           $ 18,100
                                                               --------
               Semiconductors - 1.0%
    10,000     Triquint Semiconductor, 4.0%, 3/1/07            $  8,325
                                                               --------
               Total Technology Hardware & Equipment           $ 26,425
                                                               --------
               Telecommunication Services - 3.9%
               Integrated Telecommunication Services - 1.3%
    22,000     Colt Telecom Group, 2.0%, 8/6/05                $  9,810
                                                               --------
               Wireless Telecommunication Services - 2.6%
    25,000     Nortel Networks, 4.25%, 9/1/08                  $ 20,844
                                                               --------
               Total Telecommunication Services                $ 30,654
                                                               --------
               TOTAL CONVERTIBLE CORPORATE BONDS
               (Cost $121,901)                                 $137,399
                                                               --------


The accompanying notes are an integral part of these financial statements.     7

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/03 (unaudited)                        (continued)
--------------------------------------------------------------------------------

  Principal
   Amount                                                           Value
               CORPORATE BONDS - 66.4%
               Materials - 18.6%
               Construction Materials - 2.7%
 $  20,000     Hexcel Corp., 9.875%, 10/1/08 (144A)              $ 21,400
                                                                 --------
               Diversified Chemicals - 2.7%
    20,000     Huntsman ICI Chemicals LLC, 10.125%, 7/1/09       $ 21,698
                                                                 --------
               Diversified Metals & Mining - 3.4%
    25,000     Freeport-McMoRan Copper & Gold, 10.125%,
                 2/1/10 (144A)                                   $ 27,062
                                                                 --------
               Metal & Glass Containers - 1.5%
    10,000     Crown Euro Holdings SA, 10.25%, 3/1/11 (144A)     $ 11,632
                                                                 --------
               Paper Packaging - 1.9%
    15,000     FiberMark Inc., 10.75%, 4/15/11 (144A)            $ 15,150
                                                                 --------
               Paper Products - 0.6%
    10,000     Corp Durango SA de CV, 13.125%, 8/1/06 (d)        $  4,950
                                                                 --------
               Specialty Chemicals - 5.8%
    15,000     Arco Chemical Co., 9.8%, 2/1/20                   $ 14,250
    15,000     Ethyl Corp., 8.875%, 5/1/10 (144A)                  15,600
    15,000     United Industries Co., 9.875%, 4/1/09 (144A)        15,900
                                                                 --------
                                                                 $ 45,750
                                                                 --------
               Total Materials                                   $147,642
                                                                 --------
               Capital Goods - 3.4%
               Industrial Machinery - 3.4%
    25,000     NMHG Holding Co., 10.0%, 5/15/09                  $ 26,750
                                                                 --------
               Total Capital Goods                               $ 26,750
                                                                 --------
               Commercial Services & Supplies - 3.7%
               Diversified Commercial Services - 1.1%
    10,000     Wesco Distribution Inc., 9.125%, 6/1/08           $  9,000
                                                                 --------
               Environmental Services - 2.6%
    20,000     IESI Corp., 10.25%, 6/15/12                       $ 20,700
                                                                 --------
               Total Commercial Services & Supplies              $ 29,700
                                                                 --------
               Automobiles & Components - 1.3%
               Auto Parts & Equipment - 1.3%
    10,000     Collins & Aikman Products, 10.75%, 12/31/11       $ 10,250
                                                                 --------
               Total Automobiles & Components                    $ 10,250
                                                                 --------


8     The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
   Amount                                                                 Value
               Consumer Durables & Apparel - 7.8%
               Apparel & Accessories - 5.1%
 $  20,000     Phillips Van-Heusen, 8.125%, 5/1/13                      $20,000
    25,000     Vicap SA, 11.375%, 5/15/07                                20,250
                                                                        -------
                                                                        $40,250
                                                                        -------
               Photographic Products - 2.7%
    25,000     Xerox Corp., 8.0%, 2/1/27                                $21,625
                                                                        -------
               Total Consumer Durables & Apparel                        $61,875
                                                                        -------
               Hotels, Restaurants & Leisure - 1.4%
               Casinos & Gaming - 1.4%
    10,000     Wynn Las Vegas LLC Corp., 12.0%, 11/1/10                 $10,825
                                                                        -------
               Total Hotels, Restaurants & Leisure                      $10,825
                                                                        -------
               Retailing - 2.5%
               Department Stores - 2.5%
    20,000     J.C. Penney, Co., 8.25%, 8/15/22                         $19,700
                                                                        -------
               Total Retailing                                          $19,700
                                                                        -------
               Food, Beverage & Tobacco - 5.4%
               Food, Beverage & Tobacco - 2.7%
    20,000     Chiquita Brands International, 10.56%, 3/15/09           $21,625
                                                                        -------
               Brewers - 2.7%
    20,000     CIA Brasileira de Bebidas, 10.5%, 12/15/11               $21,500
                                                                        -------
               Total Food, Beverage & Tobacco                           $43,125
                                                                        -------
               Health Care Equipment & Services - 2.0%
               Health Care Facilities - 2.0%
    15,000     NDC Health Corp., 10.5%, 12/1/12 (144A)                  $15,900
                                                                        -------
               Total Health Care Equipment & Services                   $15,900
                                                                        -------
               Diversified Financials - 1.5%
               Diversified Financial Services - 1.5%
    10,000     MDP Acquisitions Plc, 10.125%, 10/1/12 (144A)            $11,967
                                                                        -------
               Total Diversified Financials                             $11,967
                                                                        -------
               Real Estate - 4.4%
               Real Estate Investment Trusts - 4.4%
    25,000     BF Saul Real Estate Investment Trust, 9.75%, 4/1/08      $25,125
    10,000     Meristar Hospitality Operation Fianance Corp., 10.5%,
                 6/15/09                                                  9,750
                                                                        -------
               Total Real Estate                                        $34,875
                                                                        -------


The accompanying notes are an integral part of these financial statements.     9

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Principal
   Amount                                                               Value
               Technology Hardware & Equipment - 2.4%
               Electronic Equipment & Instruments - 2.4%
 $  20,000     Vestel Electronics Finance, 11.5%, 5/14/07 (144A)     $ 19,100
                                                                     --------
               Total Technology Hardware & Equipment                 $ 19,100
                                                                     --------
               Telecommunication Services - 12.0%
               Integrated Telecommunications Services - 2.5%
    20,000     TSI Telecommunication Services, 12.75%, 2/1/09        $ 19,600
                                                                     --------
               Wireless Telecommunications Services - 9.5%
    20,000     Crown Castle International, 9.375%, 8/1/11            $ 19,650
    20,000     Mobile Telesystems Finance, 9.75%, 1/30/08 (144A)       21,300
    10,000     PTC International Finance, 11.25%, 12/1/09              12,541
    30,000     Rogers Cantel, Inc., 10.5%, 6/1/06                      22,019
                                                                     --------
                                                                     $ 75,510
                                                                     --------
               Total Telecommunication Services                      $ 95,110
                                                                     --------
               TOTAL CORPORATE BONDS
               (Cost $492,024)                                       $526,819
                                                                     --------
               FOREIGN GOVERNMENT BONDS - 15.8%
               Government - 15.8%
    25,000     Dominican Republic, 9.04%, 1/23/13                    $ 25,156
    20,000     Federal Republic of Brazil, 11.0%, 1/11/12              19,350
    25,000     Republic of Columbia, 11.375%, 1/31/08                  31,121
    35,000     Republic of Ecuador, 5.0%, 8/15/30                      21,000
    75,000     Republic of South Africa, 12.5%, 12/21/06               10,859
    20,000     Russia Regs., 5.0%, 3/31/30                             18,000
                                                                     --------
               TOTAL FOREIGN GOVERNMENT BONDS
               (Cost $100,172)                                       $125,486
                                                                     --------
               MUNICIPAL BONDS - 0.5%
               Government - 0.5%
    10,000     Indianapolis Industry Airport Authority Revenue,
                 6.5%, 11/15/31(d)                                   $  3,545
                                                                     --------
               TOTAL MUNICIPAL BONDS
               (Cost $7,197)                                         $  3,545
                                                                     --------
               TOTAL INVESTMENT IN SECURITIES
               (Cost $721,294)(a)(b)(c)                              $793,249
                                                                     ========


10    The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2003, the value of these securities amounted to $175,011 or 22.0% of total net assets.

(a) At April 30, 2003, the net unrealized gain on investments based on cost for federal income tax purposes of $721,294 was a follows:

      Aggregate gross unrealized gain for all investments in which
      there is an excess of value over tax cost                       $ 84,807
      Aggregate gross unrealized loss for all investments in which
      there is an excess of tax cost over value                        (12,852)
                                                                      --------
      Net unrealized gain                                             $ 71,955
                                                                      ========

(b) At October 31, 2002, the Fund had a capital loss carryforward of $21,435, which will expire between 2009 and 2010 if not utilized.

(c) Distribution of investment by country of issue, as a percentage of total investment in securities, is as follows:

      United States          65.4%
      Canada                  8.6%
      Luxemborg               4.3%
      Columbia                3.9%
      Mexico                  3.2%
      Ecuador                 2.6%
      Brazil                  2.4%
      Russia                  2.3%
      Australia               1.7%
      Ireland                 1.5%
      France                  1.5%
      South Africa            1.4%
      United Kingdom          1.2%
                            -----
                            100.0%

(d)   Security is in default and is non-income producing.

      Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2003 aggregated $413,559 and $420,519, respectively.


The accompanying notes are an integral part of these financial statements.    11

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
BALANCE SHEET 4/30/03 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $721,294)            $793,249
  Foreign currency, at value (cost $1,587)                         1,680
  Receivables -
     Investment securities sold                                   28,191
     Dividends, interest and foreign taxes withheld               19,635
     Due from Pioneer Investment Management, Inc.                 10,293
  Other                                                            1,368
                                                                --------
       Total assets                                             $854,416
                                                                --------
LIABILITIES:
  Payables -
     Investment securities purchased                            $ 20,000
     Dividends                                                     5,991
  Due to custodian                                                 3,213
  Due to affiliates                                                3,512
  Accrued expenses                                                26,334
                                                                --------
       Total liabilities                                        $ 59,050
                                                                --------
NET ASSETS:
  Paid-in capital                                               $749,553
  Distributions in excess of net investment income                (2,127)
  Accumulated net realized loss on investments and foreign
     currency transactions                                       (24,345)
  Net unrealized gain on investments                              71,955
  Net unrealized gain on forward foreign currency contracts
     and other assets and liabilities denominated in foreign
     currencies                                                      330
                                                                --------
       Total net assets                                         $795,366
                                                                --------
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $795,366/75,000 shares)                     $  10.60
                                                                ========
MAXIMUM OFFERING PRICE:
  Class A ($10.60 [divided by] 95.50%)                          $  11.10
                                                                ========


12    The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/03

INVESTMENT INCOME:
   Interest                                                         $ 40,417
   Dividends                                                             413
                                                                    --------
       Total investment income                                                    $ 40,830
                                                                                  --------
EXPENSES:
   Management fees                                                  $  2,480
   Transfer agent fees                                                   256
   Distribution fees                                                     885
   Administrative fees                                                19,061
   Custodian fees                                                      5,973
   Registration fees                                                   4,997
   Professional fees                                                   7,649
   Fees and expenses of nonaffiliated trustees                         3,448
   Miscellaneous                                                       1,249
                                                                    --------
       Total expenses                                                             $ 45,998
       Less management fees waived and expenses
          assumed by Pioneer Investment Management, Inc.                           (43,341)
                                                                                  --------
       Net expenses                                                               $  2,657
                                                                                  --------
          Net investment income                                                   $ 38,173
                                                                                  --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
   Net realized loss from:
     Investments                                                    $ (2,121)
     Forward foreign currency contracts and other assets and
       liabilities denominated in foreign currencies                    (789)     $ (2,910)
                                                                    --------      --------
   Change in net unrealized loss from:
     Investments                                                    $156,188
     Forward foreign currency contracts and other assets and
       liabilities denominated in foreign currencies                     245      $156,433
                                                                    --------      --------
     Net gain on investments and foreign currency transactions                    $153,523
                                                                                  --------
     Net increase in net assets resulting from operations                         $191,696
                                                                                  ========


The accompanying notes are an integral part of these financial statements.    13

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/03 and the Year Ended 10/31/02

                                                          Six Months
                                                             Ended        Year
                                                            4/30/03       Ended
                                                          (unaudited)   10/31/02
FROM OPERATIONS:
Net investment income                                      $ 38,173     $ 76,155
Net realized loss on investments and foreign currency
  transactions                                               (2,910)     (17,160)
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                         156,433      (54,489)
                                                           --------     --------
     Net increase in net assets resulting
       from operations                                     $191,696     $  4,506
                                                           --------     --------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income ($0.51 and $1.02 per share,
  respectively)                                            $(38,173)    $(76,147)
                                                           --------     --------
       Total distributions to shareowners                  $(38,173)    $(76,147)
                                                           --------     --------
     Net increase (decrease) in net assets                 $153,523     $(71,641)

NET ASSETS:
Beginning of period                                         641,843      713,484
                                                           --------     --------
End of period (including distributions in excess of
  net investment income of $2,127 and $2,127,
  respectively)                                            $795,366     $641,843
                                                           ========     ========


14    The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                              Ended           Year          8/27/01
                                                             4/30/03          Ended            to
                                                           (unaudited)      10/31/02        10/31/01
CLASS A
Net asset value, beginning of period                        $   8.56         $  9.51        $  10.00
                                                            --------         -------        --------
Increase (decrease) from investment operations:
  Net investment income                                     $   0.51         $  1.02        $   0.12
  Net realized and unrealized gain (loss) on
     investments and foreign currency transactions              2.04           (0.95)          (0.49)
                                                            --------         -------        --------
  Net increase (decrease) from investment operations        $   2.55         $  0.07        $  (0.37)
Distributions to shareowners:
  Net investment income                                        (0.51)          (1.02)          (0.12)
                                                            --------         -------        --------
  Net increase (decrease) in net asset value                $   2.04         $ (0.95)       $  (0.49)
                                                            --------         -------        --------
Net asset value, end of period                              $  10.60         $  8.56        $   9.51
                                                            --------         -------        --------
Total return*                                                  30.50%           0.31%          (3.65)%
Ratio of net expenses to average net assets+                    0.75%**         0.75%           0.75%**
Ratio of net investment income to average net assets+          10.76%**        10.79%           7.17%**
Portfolio turnover rate                                           57%**           47%             89%**
Net assets, end of period (in thousands)                    $    795         $   642        $    713
Ratios with no waiver of management fees and
  assumption of expenses by PIM:
  Net expenses                                                 12.97%**        18.70%          30.55%**
  Net investment loss                                          (1.46)%**       (7.16)%        (22.63)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.    15

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/03 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Global High Yield Fund (the Fund), is a Delaware business trust, registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized on May 5, 2001 and commenced operations on August 27, 2001. Prior to August 27, 2001 the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). To date, no shares have been offered to the public. The Fund shares outstanding at April 30, 2003 are owned by PFD. The investment objective of the Fund is to maximize total return through a combination of income and capital appreciation.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees and may include yield equivalents or a pricing matrix. Market discounts and premiums are accreted or amortized daily on a yield-to-maturity basis. Original issue discount is accreted daily into interest income on a yield-to-maturity basis with a corresponding increase in the cost basis of the security. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   The Fund invests in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The Fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer.

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/03/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

   offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. At April 30, 2003, the Fund had no outstanding portfolio or settlement hedges.

D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned no underwriting commissions on the sale of Fund shares during the six months ended April 30, 2003.

F. Security Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of collateral will be adjusted daily to

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser, manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; 0.65% of the next $500 million; and 0.60% on the assets over $1 billion.

PIM has agreed not to impose all or portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 0.75% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At April 30, 2003, $2,954 was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $385 in transfer agent fees payable to PIMSS at April 30, 2003.

4. Distribution Plans

The Fund adopted a plan of distribution for Class A shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Included in due to affiliates is $173 in distribution fees payable to PFD at April 30, 2003.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President*
Osbert M. Hood*                          Vincent Nave, Treasurer
Margaret B.W. Graham                     Joseph P. Barri, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

* Mr. Hood was elected Trustee and Executive Vice President on June 3, 2003. Daniel T. Geraci resigned as Executive Vice President and Trustee of the Fund on 4/30/03.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

This report must be preceded or accompanied by a current Fund prospectus.

[LOGO]
Pioneer Investment Management, Inc.
60 State Street                                                    13704-00-0603
Boston, Massachusetts 02109             (C) 2003 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC
ITEM 1  insert annual report

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Global High Yield Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 8, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 8, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 8, 2003

* Print the name and title of each signing officer under his or her signature.